Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Line Items]
Percentage of increase or decrease in interest rates	10.00%
Percentage of increase or actual reduction of risk total exposure	1.00%
Percentage of CDI rate	12.25%	13.03%
Percentage of market interest rate	50.00%
Negative working capital (in Brazil Real)	R$ 348,300
Current liabilities (in Brazil Real)	R$ 775	R$ 852
Bottom of Range [Member]
Financial Instruments [Line Items]
Percentage of interest rate	25.00%
Top of Range [Member]
Financial Instruments [Line Items]
Percentage of interest rate	50.00%
Nuvini S.A. 's [Member]
Financial Instruments [Line Items]
Percentage of net revenue	20.00%
Percentage of market interest rate	25.00%
Current liabilities (in Brazil Real)		R$ 277,200
Credit risk [member]
Financial Instruments [Line Items]
Percentage of net revenue	10.00%